Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables
	As at December 31,
	2018	2017
Trade payables	42,063	104,258
Employee benefits payable	348,028	226,210
Other payables	1,645,271	1,648,060
Subtotal financial liabilities	2,035,362	1,978,529
Other taxes payable	3,243,098	3,473,302
	5,278,460	5,451,830

Schedule of aging analysis of trade payables
	As at December 31,
	2018	2017

Current	12,456	23,587
1 to 3 months	8,504	57,637
3 months or more	21,104	23,034
	42,063	104,258